DEBT - Schedule of contractual maturities of the group's long-term debt (Details) ¥ in Millions	Dec. 31, 2022 CNY (¥)
Contractual maturities
2023	¥ 3,287
2024	3,755
2025	2,735
2026	34
2027	28
Thereafter	100
Total	¥ 9,939